Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2018
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	5	4	40	2	15	66
Balance, June 30, 2018	283	218	40	8	51	600

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	-	-	-	-	260	260
Corporate social responsibility	1	-	-	-	1	2
Environment, health & safety	-	-	-	-	29	29
Property maintenance	-	-	1	-	18	19
Drilling	5	-	-	-	1,150	1,155
Camp operations	-	-	-	-	1,116	1,116
Helicopter charter aircraft	-	-	-	-	1,268	1,268
Geology	15	10	9	-	307	341
Geophysics	-	-	1	-	339	340
Infrastructure	-	-	-	-	13	13
Technical studies	-	-	-	-	7	7
	21	10	11		4,508	4,550
Balance, June 30,2018	1,159	197	11		53,143	54,510
Total, June 30, 2018	1,442	415	51	8	53,194	55,110

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	5	4	3	16	28
Balance, June 30, 2017	273	210	6	36	525

Exploration
Balance, December 31, 2016	1,085	173	-	36,587	37,845
Administration	-	-	-	208	208
Corporate social responsibility	-	-	-	12	12
Environment, Health & Safety	-	-	-	40	40
Property maintenance	-	-	-	7	7
Drilling expenses	-	-	-	805	805
Camp operations	-	-	-	744	744
Helicopter charter aircraft	-	-	-	783	783
Geology	34	2	-	293	329
Geophysics	1	-	-	250	251
Technical studies	-	-	-	47	47
	35	2	-	3,189	3,226
Balance, June 30, 2017	1,120	175	-	39,776	41,071
Total, June 30, 2017	1,393	385	6	39,812	41,596